Investment Objectives and Goals	Sep. 12, 2025
REX-Osprey(TM) XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREY™ XRP ETF
REX-Osprey(TM) DOGE ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREY™ DOGE ETF